ORGANIZATION AND LINE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.     Basis of Presentation

The accompanying unaudited financial statements of OriginOil, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included.  Operating results for the three month period ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information refer to the financial statements and footnotes thereto included in the Company's Form 10-K for the year ended December 31, 2010.

Liquidity

The Company has estimated its current average burn, and has assets to ensure that it can function without liquidation over the next twelve months, due to its cash on hand, growing revenue, and the Company’s ability to raise money from its investor base, as evidenced by its most recent round ending January 20, 2011. Also, the Company is in the process of working on new purchase orders from new customers. The Company has the ability to continue its operations for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations.

1.	ORGANIZATION AND LINE OF BUSINESS

Organization
OriginOil, Inc. (the "Company") was incorporated in the state of Nevada on June 1, 2007.  The Company, based in Los Angeles, California, began operations on June 1, 2007 to develop and market a renewable oil technology. The Company began planned principle operations in December, 2010 and thus has exited the development stage.

Line of Business
OriginOil is a pure technology company. The technology will produce "new oil" from algae,  through a cost-effective, high-speed manufacturing process. This endless supply of new oil can be used for many products such as diesel, gasoline, jet fuel, plastics and solvents without the global warming effects of petroleum.

Liquidity
The Company has estimated its’ current average burn, and has assets to ensure that it can function without liquidation over the next twelve months, due to its’ cash on hand, growing revenue, and the Company’s ability to raise money from their investor base, as evidenced by its’ most recent round ending January 20, 2011. Also, the Company has purchase orders totaling $263,000 from a customer, in addition to estimated potential revenue of $1 million that could be attained in the current year 2011. The Company has the ability to continue its’ operations for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations.